SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 20,880,804	$ 15,529,861
Less: accumulated depreciation	(1,652,162)	(1,357,898)
Property, plant and equipment, net	19,228,642	14,171,963
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,065,736	601,408
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,037,311	1,920,530
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	222,679	175,117
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 17,555,078	$ 12,832,806